UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Reports to Stockholders.

THE ADVISORS' INNER CIRCLE FUND II

GRT CAPITAL PARTNERS, L.L.C.

GRT ABSOLUTE RETURN FUND

Annual Report

July 31, 2013

Investment Adviser:

GRT Capital Partners, L.L.C.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the ‘‘Commission’’) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-GRT-4GRT; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

SHAREHOLDERS’ LETTER

July 31, 2013

Dear Shareholders:

This annual report for the GRT Absolute Return Fund (the ‘‘Fund’’), covers the period from August 1, 2012 through July 31, 2013. During the past year, the Fund’s value decreased 2.18%, compared to an increase of 14.36% for the Benchmark. The Benchmark for this Fund is a 60/40 blend of the Wilshire 5000 Index and the Barclays U.S. Aggregate Bond Index.

The Fund underperformed for two main reasons. The first reason was that in a mostly rising market with few if any sustained price declines, the Fund’s hedges provided protection which proved unnecessary and the costs for these hedges detracted from performance. These costs were the bulk of the underperformance. The Fund hedges in a variety of ways including short sales of individual equities and ETFs, as well as the purchase of put options on individual stocks and ETFs. A secondary factor was the Fund’s holdings in gold mining companies. The second quarter of 2013 saw some of the sharpest declines in gold bullion prices in years and the mining companies generally followed the bullion price lower.

As we have said, there are three key elements of our approach.

First, we described this Fund as a ‘‘go anywhere, do anything’’ style of Fund which uses asset classes from large cap growth equities to small cap value equities, from inflation adjusting government bonds (TIPS) to high yield corporate bonds, from ‘‘trade-able’’ timber to gold mining equities, from cash equivalents to options and short sale strategies for protection in declining markets.

Second, we described our investment strategy as seeking a positive return under most market conditions. We are concerned with the preservation and growth of real (taking into account inflation and the declining value of money over time as well as the impact of taxes) purchasing power, not nominal returns.

Third, we explained that a key part of our toolkit will be sentiment analysis. Using sentiment metrics that have a long enough history to provide us with a useful calibration, we will tend to be cautious on asset classes when we believe that most investors are overly enthusiastic. On the other hand, when most investors appear to be panicked and selling, we hope to be buying at attractive prices and valuations.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JULY 31, 2013

Although the recent returns of the Fund have been disappointing, we believe that the Fund’s short history in a generally rising market is not necessarily a good indicator of future performance.

GRT Absolute Return Fund

Greg Fraser, CFA

Rudy Kluiber, CFA

Tim Krochuk, CFA

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth less than the original cost. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end can be obtained by calling 1-877-GRT-4GRT.

Mutual fund investing involves risk, including possible loss of principal. There can be no assurance that the Fund will achieve its stated objective. Losses from short sales are theoretically unlimited. Diversification may not protect against loss.

This represents the manager’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Definition of the Comparative Indices

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

The Wilshire 5000 Total Market Index, or more simply the Wilshire 5000, is a market-capitalization-weighted index of the market value of all stocks actively traded in the U.S. Currently, the index contains over 4,100 components. The index is intended to measure the performance of most publicly traded companies headquartered in the U.S., with readily available price data.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JULY 31, 2013

Growth of a $10,000 Investment

	ANNUALIZED TOTAL RETURN FOR THE PERIOD ENDED JULY 31, 2013
	One Year Return	Annualized Inception Date*
GRT Absolute Return Fund, Advisor Class	(2.18)%	(0.34)%
60/40 Hybrid Wilshire 5000 Index & Barclays U.S. Aggregate Bond Index	14.36%	10.48%
Wilshire 5000 Total Market Index	26.39%	14.58%
Barclays U.S. Aggregate Bond Index	(1.91)%	3.98%

* The Fund commenced operations on December 14, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

See definition of the comparative indices on page 2.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JULY 31, 2013

SECTOR WEIGHTINGS (Unaudited)†:

	Long	Short	Net
Information Technology	19.4%	(6.5)%	12.9%
Energy	17.0	(1.2)	15.8
Health Care	13.7	(2.8)	10.9
Consumer Staples	10.8	(0.6)	10.2
Materials	10.5	(0.7)	9.8
Consumer Discretionary	9.4	(6.9)	2.5
Financials	7.0	(2.7)	4.3
Industrials	6.6	(1.8)	4.8
Registered Investment Companies	3.3	(0.2)	3.1
Utilities	1.0	(0.0)	1.0
Telecommunication Services	0.9	(0.0)	0.9
Short-Term Investment	0.3	(0.0)	0.3

Total Investments			76.5

Other Assets and Liabilities, Net			23.5

			100.0%

† Percentages are based on total investments. Purchased and written options are excluded.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 117.9%

	Shares	Value
CONSUMER DISCRETIONARY — 11.5%
Apollo Group, Cl A (A)(B)*	2,500	$45,550
CST Brands (A)*	55	1,794
Ford Motor (B)	3,500	59,080
Gap (A)(B)	8,000	367,200
Hanesbrands (B)	3,000	190,380
Honda Motor ADR	2,000	74,280
Staples (A)	6,800	115,736
Target (A)	2,000	142,500
Tim Hortons (A)	1,000	57,830
TJX (A)	2,000	104,080
Valassis Communications (A)(B)	3,000	85,890

		1,244,320

CONSUMER STAPLES — 13.2%
Archer-Daniels-Midland (A)	3,600	131,292
Clorox (A)	1,300	111,722
Colgate-Palmolive (A)	600	35,922
Diageo ADR (A)	500	62,665
Empire	1,500	117,900

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES — continued
JM Smucker (A)	1,600	$180,032
Kimberly-Clark (A)	3,000	296,400
Kraft Foods Group (A)	766	43,340
Metro, Cl A	700	50,148
Mondelez International, Cl A (A)	2,300	71,921
PepsiCo (A)	1,100	91,894
Unilever ADR	2,000	81,260
Wal-Mart Stores (A)	2,000	155,880

		1,430,376

ENERGY — 20.8%
Anadarko Petroleum	600	53,112
Atwood Oceanics (A)*	1,000	56,340
Bankers Petroleum*	11,000	31,915
Canadian Natural Resources	3,000	93,060
Cenovus Energy (A)	2,500	74,000
Chevron	500	62,945
ConocoPhillips (A)	2,800	181,608
Consol Energy	3,000	93,090
DeeThree Exploration*	9,000	69,750
Denison Mines*	10,000	12,700
Diamond Offshore Drilling (A)(B)	1,000	67,440
Encana (A)	5,000	87,600
Energy XXI Bermuda (B)	2,000	53,700
Evolution Petroleum*	3,000	37,110
Hess (A)	2,500	186,150
Ithaca Energy*	10,000	17,720
Lightstream Resources	4,000	32,636
Marathon Oil (A)	3,000	109,080
McCoy	5,000	26,823
Murphy Oil	1,000	67,720
Painted Pony Petroleum, Cl A	5,000	36,267
Peabody Energy (B)	6,000	99,360
Phillips 66 (A)	600	36,900
Pinecrest Energy*	10,000	5,744
Precision Drilling	5,000	51,000
Suncor Energy (A)	10,000	316,300
Surge Energy*	3,000	15,539
Total ADR	1,000	53,050
Transocean	1,000	47,160
Valero Energy (A)	500	17,885

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

COMMON STOCK — continued

	Shares	Value
ENERGY — continued
Whiting Petroleum (A)*	3,000	$154,410
Zenyatta Ventures*	1,000	3,992

		2,252,106

FINANCIALS — 8.6%
Bank of New York Mellon (A)	3,000	94,350
Berkshire Hathaway, Cl B (A)	500	57,935
CBOE Holdings (A)(B)	4,000	200,400
CME Group, Cl A	500	36,990
First Pacific ADR	3,000	17,160
Janus Capital Group	4,000	37,480
JPMorgan Chase (A)(B)	2,000	111,460
Wells Fargo (A)(B)	4,000	174,000
Weyerhaeuser (A)	7,000	198,800

		928,575

HEALTH CARE — 16.8%
Abbott Laboratories (A)	3,500	128,205
AbbVie (A)	3,500	159,180
Affymetrix (A)(B)*	6,000	22,800
Biospecifics Technologies*	1,500	24,735
Boston Scientific (A)(B)*	25,000	273,000
Burcon NutraScience*	15,999	45,437
Express Scripts Holding*	500	32,775
GlaxoSmithKline ADR (A)	3,500	178,360
Hologic (A)(B)*	4,000	90,800
Medtronic (A)	3,000	165,720
Merck (A)	4,100	197,497
Novartis ADR	3,000	214,830
Nuvo Research*	4,615	7,279
Sanofi ADR (A)	4,000	205,920
Synthetic Biologics*	10,000	15,000
Trinity Biotech ADR	3,000	58,440

		1,819,978

INDUSTRIALS — 8.1%
ADT (A)(B)	1,500	60,120
Ag Growth International*	2,000	72,417
Bri-Chemical*	10,000	15,967
Delta Air Lines (A)(B)	5,000	106,150
Exelis	2,000	29,560
Ingersoll-Rand (A)	2,500	152,625

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
ITT	2,500	$78,100
JetBlue Airways*	5,000	32,700
Pentair (A)	719	43,917
Ritchie Bros Auctioneers	2,000	38,500
Siemens ADR	800	88,368
Tyco International (A)	3,000	104,430
Xylem	2,000	49,860

		872,714

INFORMATION TECHNOLOGY — 23.8%
Advanced Energy Industries (A)(B)*	5,000	108,300
Alcatel-Lucent ADR*	60,000	152,400
Apple (A)(B)	600	271,500
Black Box (B)	2,000	54,120
Cisco Systems (A)(B)	3,400	86,870
Computer Sciences (A)(B)	4,500	214,470
CUI Global*	1,000	5,510
Dolby Laboratories, Cl A (A)(B)	3,000	98,670
Facebook, Cl A*(B)	1,000	36,830
Flextronics International (A)(B)*	7,400	64,084
Google, Cl A (A)(B)*	400	355,040
Hewlett-Packard (A)(B)	8,000	205,440
Intuit (B)	1,000	63,920
Juniper Networks (A)(B)*	5,000	108,350
Mastercard, Cl A	200	122,122
Microsoft (A)(B)	4,000	127,320
MKS Instruments (A)	2,000	54,240
Nokia ADR	15,000	59,100
Nuance Communications (B)	1,500	28,140
Oracle (A)	3,000	97,050
QUALCOMM	1,500	96,825
Redknee Solutions*	10,000	35,342
Symbility Solutions	25,000	11,684
Western Union	2,000	35,920
Xerox	10,000	97,000

		2,590,247

MATERIALS — 12.8%
Aberdeen International*	24,000	3,505
Agnico-Eagle Mines (A)	4,000	113,640
Agrium (B)	1,500	127,500
Alacer Gold	6,000	14,195

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
Alamos Gold	2,000	$29,440
Allied Nevada Gold	10,000	66,700
AuRico Gold (A)	15,000	69,450
Banro, Cl Warrants*	15,000	13,950
Barrick Gold (A)	8,500	144,245
Canada Fluorspar*	174,000	30,494
Constellium, Cl A*	2,000	36,420
Detour Gold*	10,000	99,309
Donner Metals*	100,000	3,894
Dundee Precious Metals*	4,000	19,862
Goldcorp (A)	2,500	70,575
Lake Shore Gold*	50,000	17,050
Lydian International, Cl A*	18,000	16,999
Midway Gold*	18,000	18,720
Nevsun Resources	15,000	50,250
Newmont Mining (A)	600	18,000
Osisko Mining*	25,000	104,177
Petaquilla Minerals*	65,000	22,150
Royal Gold	1,000	51,690
Rubicon Minerals*	20,000	26,400
Sabina Gold & Silver*	25,000	26,774
Silver Wheaton (A)	5,000	114,850
Teranga Gold*	30,000	16,941
Timmins Gold*	10,000	21,400
Yamana Gold	4,000	42,000

		1,390,580

TELECOMMUNICATION SERVICES — 1.1%
Vodafone Group ADR (A)(B)	4,000	119,800

UTILITIES — 1.2%
Entergy (A)(B)	2,000	135,000

TOTAL COMMON STOCK (Cost $10,944,695)		12,783,696

REGISTERED INVESTMENT COMPANIES — 4.0%

CLOSED-END FUNDS— 0.7%
AllianceBernstein Income Fund	5,000	36,050
Korea Fund	1,000	36,250

TOTAL CLOSED-END FUNDS (Cost $83,242)		72,300

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

REGISTERED INVESTMENT COMPANIES — continued

	Shares	Value
EXCHANGE TRADED FUNDS — 3.0%
iShares MSCI Japan Small Cap	1,000	$50,040
iShares MSCI Singapore	1,000	13,330
Vanguard FTSE Emerging Markets ETF (A)	5,500	214,940
WisdomTree Japan SmallCap Dividend Fund	1,000	47,980

TOTAL EXCHANGE TRADED FUNDS (Cost $321,822)		326,290

EXCHANGE TRADED NOTES — 0.3%
PowerShares DB Inverse Japanese Government Bond Futures (Cost $39,485)	2,000	38,660

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $444,549)		437,250

SHORT-TERM INVESTMENT — 0.4%

Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.160% (C) (Cost $41,590)	41,590	41,590

TOTAL INVESTMENTS — 122.3% (Cost $11,430,834)		$13,262,536

SECURITIES SOLD SHORT COMMON STOCK — (28.6)%

CONSUMER DISCRETIONARY — (8.4)%
Amazon.com	(600)	(180,732)
Groupon, Cl A*	(10,000)	(88,600)
HomeAway*	(2,000)	(60,220)
Lululemon Athletica*	(1,000)	(69,570)
Lumber Liquidators Holdings*	(1,500)	(145,230)
Netflix (B)	(400)	(97,688)
RetailMeNot*	(1,000)	(28,450)
Tesla Motors*	(1,000)	(134,280)
Under Armour, Cl A*	(1,600)	(107,408)

		(912,178)

CONSUMER STAPLES — (0.8)%
Boulder Brands*	(2,000)	(25,820)
Whole Foods Market	(1,000)	(55,580)

		(81,400)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

SECURITIES SOLD SHORT COMMON STOCK — continued

	Shares	Value
ENERGY — (1.5)%
Green Plains Renewable Energy*	(10,000)	$(165,600)

FINANCIALS — (3.3)%
Essex Property Trust	(800)	(129,032)
FXCM, Cl A	(6,002)	(99,033)
Public Storage	(200)	(31,844)
Simon Property Group	(600)	(96,036)

		(355,945)

HEALTH CARE — (3.5)%
ExamWorks Group*	(10,000)	(242,800)
Intuitive Surgical (B)*	(300)	(116,400)
MAKO Surgical*	(1,000)	(14,040)
OraSure Technologies*	(1,000)	(4,430)

		(377,670)

INDUSTRIALS — (2.2)%
Capstone Turbine*	(94,584)	(139,038)
FuelCell Energy*	(25,000)	(30,500)
Westport Innovations*	(2,000)	(65,500)

		(235,038)

INFORMATION TECHNOLOGY — (8.0)%
Angie’s List*	(2,000)	(44,040)
Cree	(1,000)	(69,900)
LinkedIn, Cl A*	(300)	(61,137)
OpenTable (B)*	(500)	(31,840)
Rackspace Hosting (B)	(1,500)	(67,935)
RealPage*	(6,499)	(131,020)
Salesforce.com*	(4,800)	(210,000)
Silver Spring Networks*	(1,700)	(46,087)
Unisys*	(1,000)	(25,940)
Universal Display (B)	(2,000)	(57,900)
VMware, Cl A	(500)	(41,095)
Web.com Group*	(3,000)	(77,940)

		(864,834)

MATERIALS — (0.9)%
Zoltek*	(7,000)	(97,510)

TOTAL COMMON STOCK (Proceeds $(2,394,859))		(3,090,175)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

REGISTERED INVESTMENT COMPANY — (0.2)%

	Shares/ Contracts	Value
EXCHANGE TRADED FUND — (0.2)%
iShares MSCI Italy Index Fund (Proceeds $(35,379))	(2,000)	$(26,000)

TOTAL SECURITIES SOLD SHORT — (28.8)% (Proceeds $(2,430,238))		$(3,116,175)

PURCHASED OPTIONS* — 6.5%

Allied Nevada Gold Call
Expires 12/21/2013, Strike Price $7.50	50	4,500
American Capital Agency Put
Expires 9/21/2013, Strike Price $22.00	20	1,540
Angie’s List Put
Expires 11/16/2013, Strike Price $25.00	10	4,860
Expires 11/16/2013, Strike Price $27.50	20	12,820
Expires 1/17/2015, Strike Price $30.00	10	12,000
Apollo Group Call
Expires 1/18/2014, Strike Price $30.00	50	750
AthenaHealth Put
Expires 1/18/2014, Strike Price $60.00	10	450
Expires 1/18/2014, Strike Price $90.00	10	3,800
Bank of America Call
Expires 1/18/2014, Strike Price $10.00	100	48,100
Boulder Brands Put
Expires 12/21/2013, Strike Price $7.50	100	1,500
Expires 12/21/2013, Strike Price $12.50	20	2,800
Canadian Solar Put
Expires 1/18/2014, Strike Price $7.00	100	4,600
Expires 1/18/2014, Strike Price $6.00	100	2,800
Caterpillar Put
Expires 11/16/2013, Strike Price $70.00	10	700
Clean Energy Fuels Put
Expires 1/18/2014, Strike Price $12.00	20	2,140
Corning Call
Expires 11/16/2013, Strike Price $15.00	50	4,400
Cree Put
Expires 1/18/2014, Strike Price $50.00	10	1,450
Expires 1/18/2014, Strike Price $45.00	10	710
Direxion Daily Real Estate Bull 3x Put
Expires 11/16/2013, Strike Price $44.00	20	8,000
Expires 11/16/2013, Strike Price $50.00	17	12,070
Expires 8/17/2013, Strike Price $37.00	60	1,200

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

PURCHASED OPTIONS* — continued

	Contracts	Value
Direxion Small Cap Bull 3x Put
Expires 8/17/2013, Strike Price $46.00	60	$1,320
Expires 10/19/2013, Strike Price $42.00	20	2,420
Expires 10/19/2013, Strike Price $47.00	20	4,300
Dolby Laboratories Put
Expires 9/21/2013, Strike Price $30.00	50	1,000
eHealth Put
Expires 11/16/2013, Strike Price $17.50	100	1,500
eHealth Put
Expires 11/16/2013, Strike Price $20.00	20	200
Expires 11/16/2013, Strike Price $22.50	20	200
Equinix Put
Expires 9/21/2013, Strike Price $210.00	5	14,850
Fleetcor Technologies Put
Expires 2/22/2014, Strike Price $100.00	5	6,250
Fleetmatics Group Put
Expires 8/17/2013, Strike Price $30.00	30	1,350
Golden Star Call
Expires 8/17/2013, Strike Price $2.00	250	—
Groupon Put
Expires 10/19/2013, Strike Price $5.00	200	800
Expires 10/19/2013, Strike Price $6.00	300	4,500
Expires 10/19/2013, Strike Price $8.00	50	3,550
Expires 1/18/2014, Strike Price $5.00	50	800
Expires 1/18/2014, Strike Price $5.50	50	1,300
Expires 1/18/2014, Strike Price $6.00	200	7,200
Expires 1/18/2014, Strike Price $7.00	50	3,250
Haemonetics Put
Expires 12/21/2013, Strike Price $35.00	60	300
Hain Celestial Group Put
Expires 8/17/2013, Strike Price $60.00	50	500
HomeAway Put
Expires 10/19/2013, Strike Price $30.00	40	9,400
IAMGOLD Call
Expires 1/17/2015, Strike Price $25.00	200	14,000
iRobot Put
Expires 9/21/2013, Strike Price $30.00	25	1,375
iShares MSCI Hong Kong Put
Expires 1/18/2014, Strike Price $20.00	18	720

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

PURCHASED OPTIONS* — continued

	Contracts	Value
iShares U.S. Home Construction Put
Expires 8/17/2013, Strike Price $22.00	60	$2,700
Expires 10/19/2013, Strike Price $24.00	20	5,040
JA Solar Holdings Put
Expires 12/21/2013, Strike Price $4.00	200	2,000
Expires 12/21/2013, Strike Price $6.00	100	4,500
JC Penney Put
Expires 1/17/2015, Strike Price $5.00	50	1,800
Kodiak Oil & Gas Call
Expires 1/17/2015, Strike Price $5.00	30	14,100
Ligand Pharmaceuticals Call
Expires 11/16/2013, Strike Price $20.00	2	5,220
Lions Gate Entertainment Put
Expires 1/18/2014, Strike Price $20.00	20	300
Lumber Liquidators Put
Expires 11/16/2013, Strike Price $120.00	2	4,760
Marinemax Put
Expires 10/19/2013, Strike Price $12.50	40	5,400
Netsuite Put
Expires 10/19/2013, Strike Price $80.00	20	2,200
New Gold Call
Expires 1/18/2014, Strike Price $8.00	60	4,320
Nokia Call
Expires 1/18/2014, Strike Price $2.00	70	13,510
Palo Alto Networks Put
Expires 9/21/2013, Strike Price $40.00	20	1,200
Expires 12/21/2013, Strike Price $45.00	20	7,800
Pandora Media Put
Expires 9/21/2013, Strike Price $17.00	20	2,200
Priceline.com Put
Expires 1/18/2014, Strike Price $570.00	10	1,000
ProShares Ultra S&P 500 Put
Expires 9/21/2013, Strike Price $70.00	80	2,880
Expires 9/21/2013, Strike Price $75.00	20	1,700
Expires 12/21/2013, Strike Price $70.00	30	5,460
Public Storage Put
Expires 9/21/2013, Strike Price $140.00	40	2,600
Quidel Put
Expires 9/21/2013, Strike Price $30.00	15	600

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

PURCHASED OPTIONS* — continued

	Contracts	Value
Rackspace Hosting Put
Expires 1/18/2014, Strike Price $80.00	5	$17,100
Expires 1/18/2014, Strike Price $42.00	30	10,800
Expires 1/18/2014, Strike Price $45.00	5	2,600
Expires 1/18/2014, Strike Price $55.00	15	17,400
RealD Put
Expires 11/16/2013, Strike Price $15.00	25	11,000
Expires 8/17/2013, Strike Price $15.00	10	4,200
RealPage Put
Expires 10/19/2013, Strike Price $20.00	50	5,250
Expires 1/18/2014, Strike Price $22.50	30	10,200
Restoration Hardware Put
Expires 11/16/2013, Strike Price $50.00	10	1,100
RTI Biologics Call
Expires 1/18/2014, Strike Price $5.00	42	840
Salesforce.com Put
Expires 11/16/2013, Strike Price $40.00	20	3,500
Expires 11/16/2013, Strike Price $45.00	20	7,900
Expires 11/16/2013, Strike Price $35.00	20	1,260
Expires 1/18/2014, Strike Price $37.50	20	3,440
Expires 1/18/2014, Strike Price $46.25	40	22,200
Expires 1/18/2014, Strike Price $38.75	80	16,960
Seattle Genetics Put
Expires 9/21/2013, Strike Price $35.00	30	1,950
Shutterfly Put
Expires 9/21/2013, Strike Price $42.50	20	700
Expires 9/21/2013, Strike Price $45.00	20	1,900
SolarCity Put
Expires 10/19/2013, Strike Price $22.50	10	200
Expires 10/19/2013, Strike Price $25.00	30	1,350
Expires 10/19/2013, Strike Price $30.00	5	675
Expires 10/19/2013, Strike Price $35.00	5	1,475
Expires 1/18/2014, Strike Price $30.00	10	3,300
Expires 1/18/2014, Strike Price $35.00	10	5,700
Expires 1/18/2014, Strike Price $50.00	5	7,850
Expires 10/19/2013, Strike Price $27.50	20	1,600
SPDR S&P 500 ETF Trust Put
Expires 1/18/2014, Strike Price $115.00	20	420
Expires 1/18/2014, Strike Price $140.00	30	3,450
SPDR S&P 500 Homebuilders Put
Expires 9/21/2013, Strike Price $30.00	30	2,940

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

PURCHASED OPTIONS* — continued

	Contracts	Value
Splunk Put
Expires 11/16/2013, Strike Price $35.00	10	$150
Expires 11/16/2013, Strike Price $37.50	40	800
Expires 11/16/2013, Strike Price $40.00	10	750
Suncor Energy Call
Expires 1/17/2015, Strike Price $25.00	30	22,350
Expires 1/18/2014, Strike Price $23.00	20	17,600
Synchronoss Technologies Put
Expires 9/21/2013, Strike Price $35.00	20	3,200
Expires 11/16/2013, Strike Price $35.00	20	5,900
Tesla Motors Put
Expires 1/18/2014, Strike Price $50.00	10	760
Expires 1/18/2014, Strike Price $70.00	30	6,600
Expires 1/18/2014, Strike Price $110.00	5	5,575
Expires 1/17/2015, Strike Price $115.00	5	13,560
Expires 1/17/2015, Strike Price $150.00	5	23,725
Thompson Creek Metals Call
Expires 1/17/2015, Strike Price $5.00	500	17,500
Triangle Petroleum Call
Expires 1/18/2014, Strike Price $5.00	20	4,800
Expires 1/18/2014, Strike Price $10.00	50	750
Tripadvisor Put
Expires 12/21/2013, Strike Price $50.00	20	860
Expires 12/21/2013, Strike Price $55.00	10	850
Turquoise Hill Resources Call
Expires 1/17/2015, Strike Price $5.00	100	8,000
Under Armour Put
Expires 10/19/2013, Strike Price $55.00	40	1,400
Expires 1/18/2014, Strike Price $52.50	40	4,000
Unisys Put
Expires 1/18/2014, Strike Price $20.00	10	600
Expires 1/18/2014, Strike Price $23.00	22	3,080
Expires 8/17/2013, Strike Price $24.00	17	340
Expires 8/17/2013, Strike Price $25.00	30	900
United Rentals Put
Expires 9/21/2013, Strike Price $57.50	10	2,800
VMware Put
Expires 1/18/2014, Strike Price $60.00	10	1,100
Weatherford International Call
Expires 1/17/2015, Strike Price $10.00	40	19,480
Web.com Group Put
Expires 12/21/2013, Strike Price $22.50	80	10,400

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

PURCHASED OPTIONS* — continued

	Contracts	Value
Yamana Gold Call
Expires 1/17/2015, Strike Price $8.00	100	$35,000
Zoltek Put
Expires 12/21/2013, Strike Price $10.00	250	10,000
Expires 12/21/2013, Strike Price $12.50	50	5,750

TOTAL PURCHASED OPTIONS (Cost $1,234,686)		$701,405

WRITTEN OPTIONS* — (1.2)%

ADT Call
Expires 8/17/2013, Strike Price $48.00	(15)	(75)
Advanced Energy Industries Call
Expires 10/19/2013, Strike Price $20.00	(10)	(2,450)
Expires 8/17/2013, Strike Price $22.50	(25)	(750)
Affymetrix Call
Expires 8/17/2013, Strike Price $5.00	(30)	(240)
Agrium Call
Expires 8/17/2013, Strike Price $90.00	(5)	(525)
Expires 8/17/2013, Strike Price $92.50	(5)	(275)
Expires 8/17/2013, Strike Price $95.00	(5)	(250)
Apple Call
Expires 9/20/2313, Strike Price $460.00	(4)	(4,120)
Expires 8/17/2013, Strike Price $450.00	(2)	(1,670)
Black Box Call
Expires 9/21/2013, Strike Price $30.00	(20)	(1,200)
Boston Scientific Call
Expires 9/21/2013, Strike Price $11.00	(50)	(2,200)
CBOE Holdings Call
Expires 9/21/2013, Strike Price $45.00	(20)	(10,980)
Cisco Systems Call
Expires 8/17/2013, Strike Price $26.00	(30)	(2,040)
Computer Sciences Call
Expires 8/17/2013, Strike Price $50.00	(15)	(1,650)
Expires 9/21/2013, Strike Price $50.00	(15)	(2,175)
Delta Air Lines Call
Expires 9/21/2013, Strike Price $21.00	(25)	(3,175)
Diamond Offshore Drilling Call
Expires 9/21/2013, Strike Price $71.00	(10)	(500)
Dolby Laboratories Call
Expires 9/21/2013, Strike Price $35.00	(15)	(600)
Expires 8/17/2013, Strike Price $35.00	(15)	(195)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

WRITTEN OPTIONS* — continued

	Contracts	Value
Energy XXI Bermuda Call
Expires 8/17/2013, Strike Price $29.00	(20)	$(600)
Entergy Call
Expires 9/21/2013, Strike Price $72.50	(20)	(700)
Facebook Call
Expires 8/17/2013, Strike Price $34.00	(10)	(3,200)
Flextronics Call
Expires 8/17/2013, Strike Price $8.00	(54)	(3,834)
Ford Motor Call
Expires 9/21/2013, Strike Price $18.00	(10)	(210)
Expires 8/17/2013, Strike Price $16.00	(5)	(465)
Expires 8/17/2013, Strike Price $17.00	(20)	(600)
Gap Call
Expires 8/17/2013, Strike Price $47.00	(20)	(1,200)
Expires 9/21/2013, Strike Price $45.00	(40)	(9,560)
Expires 9/21/2013, Strike Price $46.00	(20)	(3,640)
Google Call
Expires 9/21/2013, Strike Price $925.00	(2)	(1,980)
Expires 9/21/2013, Strike Price $930.00	(2)	(1,890)
Hanesbrands Call
Expires 8/17/2013, Strike Price $50.00	(10)	(13,700)
Expires 8/17/2013, Strike Price $55.00	(10)	(7,250)
Hewlett Packard Call
Expires 8/17/2013, Strike Price $27.00	(20)	(480)
Expires 8/17/2013, Strike Price $28.00	(20)	(220)
Expires 9/21/2013, Strike Price $27.00	(30)	(3,450)
Expires 8/17/2013, Strike Price $26.00	(10)	(580)
Hologic Call
Expires 9/21/2013, Strike Price $21.00	(20)	(4,400)
Expires 8/17/2013, Strike Price $20.00	(20)	(5,700)
HomeAway Put
Expires 8/17/2013, Strike Price $30.00	(20)	(1,900)
Intuit Call
Expires 8/17/2013, Strike Price $65.00	(5)	(220)
Expires 9/21/2013, Strike Price $67.50	(5)	(380)
Intuitive Surgical Put
Expires 8/17/2013, Strike Price $355.00	(3)	(705)
JPMorgan Chase Call
Expires 8/17/2013, Strike Price $55.00	(10)	(1,300)
Juniper Networks Call
Expires 8/17/2013, Strike Price $22.00	(25)	(1,100)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

WRITTEN OPTIONS* — continued

	Contracts	Value
Microsoft Call
Expires 8/17/2013, Strike Price $36.00	(10)	$(20)
Expires 8/17/2013, Strike Price $37.00	(10)	(20)
Expires 9/21/2013, Strike Price $35.00	(10)	(80)
Expires 9/21/2013, Strike Price $37.00	(10)	(20)
Netflix Put
Expires 8/17/2013, Strike Price $235.00	(4)	(1,760)
Nuance Communications Call
Expires 8/17/2013, Strike Price $21.00	(15)	(255)
Open Table Put
Expires 8/17/2013, Strike Price $60.00	(5)	(725)
Oracle Call
Expires 8/17/2013, Strike Price $31.00	(15)	(2,370)
Peabody Energy Call
Expires 9/21/2013, Strike Price $18.00	(40)	(1,960)
Rackspace Hosting Put
Expires 9/21/2013, Strike Price $35.00	(15)	(675)
Universal Display Put
Expires 9/21/2013, Strike Price $24.00	(10)	(600)
Universal Display Put
Expires 8/17/2013, Strike Price $25.00	(10)	(500)
Valassis Communications Call
Expires 9/21/2013, Strike Price $25.00	(30)	(12,900)
Vodafone Group Call
Expires 8/17/2013, Strike Price $30.00	(20)	(900)
Wells Fargo Call
Expires 8/17/2013, Strike Price $42.00	(20)	(3,300)
Western Union Call
Expires 8/17/2013, Strike Price $17.00	(10)	(1,050)
Xerox Call
Expires 10/19/2013, Strike Price $10.00	(20)	(640)

TOTAL WRITTEN OPTIONS (Premiums Received $(92,782))		$(132,109)

Percentages are based on Net Assets of $10,838,600.

*	Non-income producing security.
(A)	All or a portion of the shares have been committed as collateral for open short positions.
(B)	Underlying security for a written/purchased option.
(C)	The rate shown is the 7-day effective yield as of July 31, 2013.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

FTSE — Financial Times and Stock Exchange

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$12,783,696	$—	$—	$12,783,696
Purchased Options	701,405	—	—	701,405
Registered Investment Companies	437,250	—	—	437,250
Short-Term Investment	41,590	—	—	41,590

Total Investments in Securities	$13,963,941	$—	$—	$13,963,941

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(3,090,175)	$—	$—	$(3,090,175)
Registered Investment Companies	(26,000)	—	—	(26,000)
Written Options	(132,109)	—	—	(132,109)

Total Liabilities	$(3,248,284)	$—	$—	$(3,248,284)

During the year ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. During the year ended July 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

See Note 2 for further details of valuation leveling considerations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $11,430,834)	$13,262,536
Options purchased, at Value (Cost $1,234,686)	701,405
Deposits held at Prime Broker	3,169,953
Receivable for Investment Securities Sold	78,426
Receivable from Investment Adviser	4,427
Dividends and Interest Receivable	3,428
Reclaims Receivable	889
Prepaid Expenses	4,081

Total Assets	17,225,145

Liabilities:
Securities Sold Short, at Value (Proceeds $2,430,238)	3,116,175
Written Options, at Value (Premiums Received $92,782)	132,109
Payable due to Prime Broker	2,985,147
Payable for Investment Securities Purchased	107,560
Shareholder Service Fees Payable	3,709
Payable due to Administrator	1,571
Payable due to Trustees	699
Chief Compliance Officer Fees Payable	291
Other Accrued Expenses	39,284

Total Liabilities	6,386,545

Net Assets	$10,838,600

Net Assets Consist of:
Paid-in-Capital	$11,938,946
Distributions in Excess of Net Investment Income	(8,136)
Accumulated Net Realized Loss on Investments, Purchased Options, Written Options and Securities Sold Short	(1,665,350)
Net Unrealized Appreciation on Investments, Purchased Options, Written Options and Securities Sold Short	573,157
Net Unrealized Depreciation on Foreign Currency Transactions	(17)

Net Assets	$10,838,600

Net Asset Value, Offering Price Per Share — (unlimited authorization — no par value) Advisor Class Shares ($10,838,600 ÷ 1,191,784)	$9.09

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

STATEMENT OF OPERATIONS
For the Year Ended July 31, 2013
Investment Income
Dividend Income	$297,496
Less: Foreign Taxes Withheld	(15,890)

Total Investment Income	281,606

Expenses
Investment Advisory Fees	115,661
Administration Fees	19,647
Trustees’ Fees	2,609
Chief Compliance Officer Fees	988
Broker Fees and Interest on Securities Sold Short	101,178
Transfer Agent Fees	30,542
Audit Fees	21,198
Registration Fees	20,489
Custodian Fees	18,748
Dividend Expense on Securities Sold Short	15,900
Shareholder Servicing Fees	17,068
Printing Fees	14,130
Legal Fees	3,911
Insurance and Other Expenses	4,064

Total Expenses	386,133
Less: Waiver of Investment Advisory Fees	(95,555)
Fees Paid Indirectly	(5)

Net Expenses	290,573

Net Investment Loss	(8,967)

Net Realized Gain (Loss) on:
Investments	266,693
Purchased Options	(973,867)
Securities Sold Short	(65,196)
Written Options	(215,883)
Foreign Currency Transactions	(965)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,689,592
Purchased Options	(196,127)
Securities Sold Short	(798,642)
Written Options	52,110
Foreign Currency Transactions	(18)

Net Realized and Unrealized Loss on Investments	(242,303)

Net Decrease in Net Assets Resulting from Operations	$(251,270)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended July 31, 2013	Year Ended July 31, 2012
Operations:
Net Investment Income (Loss)	$(8,967)	$9,421
Net Realized Gain (Loss) on Investments, Securities Sold Short, Purchased and Written Options and Foreign Currency Transactions	(989,218)	116,330
Net Change in Unrealized Appreciation (Depreciation) on Investments, Securities Sold Short, Purchased and Written Options and Foreign Currency Transactions	746,915	39,972

Net Increase (Decrease) in Net Assets Resulting from Operations	(251,270)	165,723

Dividends and Distributions:
Net Investment Income	—	(23,748)
Net Realized Gain	(440,786)	(513,262)

Total Dividends and Distributions	(440,786)	(537,010)

Capital Share Transactions:
Issued	57,654	437,760
Reinvestment of Distributions	432,478	535,736
Redeemed	(848,794)	(633,746)

Net Increase (Decrease) from Capital Share Transactions	(358,662)	339,750

Total Decrease in Net Assets	(1,050,718)	(31,537)

Net Assets:
Beginning of Year	11,889,318	11,920,855

End of Year (including distributions in excess of net investment income of $(8,136) and $(10,388), respectively)	$10,838,600	$11,889,318

Share Transactions:
Issued	6,176	44,506
Reinvestment of Distributions	46,805	57,021
Redeemed	(91,383)	(64,042)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(38,402)	37,485

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

STATEMENT OF CASH FLOWS
For the Year Ended July 31, 2013
Cash Flows from Operating Activities:
Net Decrease in Net Asset Resulting from Operations	$(251,270)
Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchases of Investment Securities	(2,663,978)
Proceeds from Disposition of Investment Securities	4,637,654
Purchases of Short-Term Investment	(3,155,454)
Proceeds from Disposition of Short-Term Investment	3,162,267
Purchases to Cover Securities Sold Short	(1,097,695)
Proceeds from Securities Sold Short	1,476,880
Proceeds from Purchased Options	(1,775,468)
Purchases from Disposition of Purchased Options	484,964
Purchases to Cover Written Options	(1,222,362)
Proceeds from Written Options	900,247
Net Realized (Gain)/Loss from:
Investments	(266,693)
Purchased Options	973,867
Securities Sold Short	65,196
Written Options	215,883
Foreign Currency Transactions	965
Net Change in Unrealized (Appreciation)/Depreciation on:
Investments	(1,689,592)
Purchased Options	196,127
Securities Sold Short	798,642
Written Options	(52,110)
Foreign Currency Transactions	18
Increase in deposits held at Prime Broker	(1,322,384)
Increase in receivable for investment securities sold	(28,692)
Decrease in accrued income	2,625
Decrease in receivable from investment advisor	35
Decrease in prepaid expenses	648
Decrease in reclaims receivable	4,980
Decrease in foreign currency receivable	254
Increase in due to Prime Broker	1,328,687
Increase in payable for investment securities purchased	71,324
Decrease in Investment Advisory fees payable	(747)
Increase in Shareholder Service fees payable	156
Decrease in payable to administrator	(180)
Increase in payable to Trustees	96

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

STATEMENT OF CASH FLOWS — continued
For the Year Ended July 31, 2013
Decrease in payable to chief compliance officer	$(132)
Increase in accrued expenses and other liabilities	4,690

Net Cash Provided by Operating Activities	799,448

Cash Flows From Financing Activities
Dividends and Distributions	(440,786)
Proceeds from Capital Shares Sold	57,654
Proceeds from Reinvestment of Distributions	432,478
Payments on Capital Shares Redeemed	(848,794)

Net Cash Used in Financing Activities	(799,448)

Net Change in Cash	—
Cash at beginning of year	—

Cash at end of year	$—

Supplemental Disclosure of Cash Flow Information
Cash paid during the year for Interest Expense	$99,461

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Year Ended July 31, 2013	Year Ended July 31, 2012	Period Ended July 31, 2011*
Net Asset Value,
Beginning of Period	$9.66	$9.99	$10.00

Income from Investment Operations:
Net Investment Income (Loss)(1)	(0.01)	0.01	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(0.19)	0.12	—

Total from Investment Operations	(0.20)	0.13	(0.01)

Redemption Fees	—	—	—	††

Dividends and Distributions from:
Net Investment Income	—	(0.02)	—
Net Realized Gain	(0.37)	(0.44)	—

Total Dividends and Distributions	(0.37)	(0.46)	—

Net Asset Value, End of Period	$9.09	$9.66	$9.99

Total Return†	(2.18)%	1.43%	(010)	%***

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$10,839	$11,889	$11,921
Ratio of Expenses to Average Net Assets (including dividends, broker fees, interest on securities sold short, excluding waivers and reimbursements)	3.33%	3.15%	2.93	%**
Ratio of Expenses to Average Net Assets (including dividends, broker fees, interest on securities sold short, waivers and reimbursements)(2)	2.51%	2.22%	1.62	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.08)%	0.09%	(0.21)	%**
Portfolio Turnover Rate	20%	30%	11	%***

†	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Periods less than one year have not been annualized.

††	Amount less than $0.01.

*	Commenced operations on December 14, 2010.

**	Annualized.

***	Not annualized.

(1)	Per share data calculated using average shares method.

(2)	Excluding dividends, broker fees, and interest on securities sold short, the ratio of expenses to average net assets would have been 1.50%, 1.50% and 1.50% for the years ended July 31, 2013 and July 31, 2012 and the period ended July 31, 2011, respectively.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2013

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund II (the ‘‘Trust’’) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 34 funds. The financial statements herein are those of the GRT Absolute Return Fund, a diversified fund (the ‘‘Fund’’). The Fund commenced operations on December 14, 2010. The financial statements of the remaining funds in the Trust are presented separately. The Fund uses an absolute return strategy to seek to produce a positive return under most market conditions. In seeking to profit in either rising or falling markets, the Fund will generally take long positions in securities that GRT Capital Partners, L.L.C. (the ‘‘Adviser’’), the Fund’s adviser, believes offer the potential for positive returns and take short positions in securities the Adviser believes are likely to underperform. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (‘‘GAAP’’) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price

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if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Securities for which market prices are not ‘‘readily available’’ are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the ‘‘Board’’). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the ‘‘Committee’’) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2013, there were no fair valued securities.

All Registered Investment Companies held in the Fund’s portfolios are valued at the closing price from the primary exchange.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active

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markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of investment classifications, reference the schedule of investments.

For the year ended July 31, 2013, there have been no significant changes to the Trust’s fair value methodology.

Securities Sold Short — The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

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In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as broker fees and charges on securities sold short in its Statement of Operations. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense in its Statement of Operations.

Short sales are collateralized by cash deposits with the counterparty broker, Morgan Stanley and pledged securities held at the custodian, Union Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Open Rate plus 150 basis points on the amount of any shortfall in the required cash margin.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended July 31, 2013, the Fund did not have a tax liability for any unrecognized tax benefits. The Fund recognizes interest

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and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended July 31, 2013, the Fund did not incur any interest or penalty.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Options Written/Purchased — The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received

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or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund employed an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the year ended July 31, 2013.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Written options transactions entered into during the year ended July 31, 2013 are summarized as follows:

	Number of Contracts	Premium
Balance at the beginning of the year	1,830	$199,479
Written	8,579	897,987
Expired	(5,055)	(434,950)
Closing buys	(4,353)	(569,734)
Balance at the end of the year	1,001	$92,782

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are

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apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

Redemption Fees — The Fund retains a redemption fee of 2% on redemption of capital shares held less than fourteen days. For the year ended July 31, 2013, the Fund did not retain any redemption fees.

3.	Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the ‘‘Administrator’’), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the ‘‘Distributor’’). Such officers and trustee are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (‘‘CCO’’) and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The GRT Value Fund and the GRT Absolute Return Fund (the ‘‘Funds’’) and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:

0.12% on the first $250 million of the Funds’ average daily net assets;

0.10% on the next $250 million of the Funds’ average daily net assets; and

0.08% on the Funds’ average daily net assets over $500 million.

The Funds are subject to a minimum annual administration fee of $190,000, which is allocated among the Funds based on relative net assets. There is also a minimum annual administration fee of $15,000 per additional class.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual

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amount not to exceed 0.20% based on the Fund’s Advisor Class Shares’ average net assets.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the year ended July 31, 2013, the Fund earned $5 of cash management credits. This amount is listed as ‘‘Fees Paid Indirectly’’ on the Statement of Operations.

Union Bank, N.A. acts as custodian (the ‘‘Custodian’’) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, GRT Capital Partners, L.L.C. (the ‘‘Adviser’’), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund’s total annual operating expenses (excluding interest, dividend expenses, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.50% of the Fund’s average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the ‘‘Total Annual Fund Operating Expenses’’ and 1.50% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period. As of July 31, 2013, fees which were previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $92,196, expiring in 2014, $110,766, expiring in 2015 and $95,555 expiring in 2016. During the year ended July 31, 2013, there has been no recoupment of previously waived and reimbursed fees.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments were $2,663,978 and $4,637,654, respectively, for the year ended July 31, 2013. There were no purchases or sales of long-term U.S. Government securities.

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7.	Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences that are primarily attributable to reclass of distributions, investment in REITs, investment in Passive Foreign Investment Companies and foreign currency transactions have been reclassified to (from) the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)
$11,219	$(11,219)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2013	$375,818	$64,968	$440,786
2012	537,010	—	537,010

As of July 31, 2013, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income	$1,828
Capital Loss Carryforwards	(370,321)
Post-October Capital Losses	(498,732)
Unrealized Appreciation/(Depreciation)	27,324
Other Temporary Differences	(260,445)

Total	$(1,100,346)

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Post October losses represent losses realized on investment transactions from November 1, 2012 through July 31, 2013 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss	Long-Term Loss	Total
$370,321	$ —	$370,321

Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding short-term investments, securities sold short and written options, held by the Fund at July 31, 2013 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$13,177,417	$1,820,190	$(1,033,666)	$786,524

8.	Other:

At July 31, 2013, 92% of total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss is remote.

9.	New Accounting Pronouncement:

In June 2013, the Financial Accounting Standards Board issued an update (‘‘ASU 2013-08’’) to ASC Topic 946, Financial Services — Investment Com-

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panies (‘‘Topic 946’’). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 on the Fund’s financial statements.

10.	Subsequent Events:

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund II and Shareholders of GRT Absolute Return Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of GRT Absolute Return Fund (one of the series constituting The Advisors’ Inner Circle Fund II (the ‘‘Trust’’)) as of July 31, 2013 and the related statement of operations cash flows for the year then ended, the statements of changes in net assets for each of the years in the period then ended and the financial highlights for each of the two years in period then ended and for the period December 14, 2010 (commencement of operations) July 31, 2011. These financial statements and financial highlights are the responsibility the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in circumstances, but not for the purpose of expressing an opinion on the effectiveness of Trust’s internal control over financial reporting. Accordingly, we express no such opinion An audit also includes examining, on a test basis, evidence supporting the amounts disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GRT Absolute Return Fund at July 2013, the results of its operations and its cash flows for the year then ended, the changes in net assets for each of the two years in the period then ended and its financial highlights each of the two years in the period then ended and the period December 14, 2010 (commencement of operations) to July 31, 2011, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

September 30, 2013

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INTERESTED BOARD MEMBERS[3,4]
ROBERT NESHER 66 yrs. old	Chairman of the Board of Trustees (Since 1991)

SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present.

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 73 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT BOARD MEMBERS[4]
CHARLES E. CARLBOM 78 yrs. old	Trustee (Since 2005)	Self-Employed Business Consultant, Business Projects Inc. since 1997.
JOHN K. DARR 68 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.
JOSEPH T. GRAUSE, JR. 61 yrs. old	Trustee (Since 2011)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager — Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Denotes Trustees who may be deemed to be ‘‘interested’’ persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 34 funds in The Advisors’ Inner Circle Fund II.

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deemed to be ‘‘interested’’ persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-GRT-4GRT. The following chart lists Trustees and Officers as of July 31, 2013.

Other Directorships Held by Board Member[5]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments — Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.

Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Alpha Strategy Portfolios, LP since June 2007. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Director of the Distributor since 2003.

Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds; Director of Oregon Transfer Co
Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds. Director, Federal Home Loan Banks of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership). Director, MortgageIT Holdings, Inc. (December 2005 — January 2007).
Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds. Director, The Korea Fund, Inc.

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

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Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT BOARD MEMBERS[3] (continued)
MITCHELL A. JOHNSON 71 yrs. old	Trustee (Since 2005)	Retired. Private investor and self-employed consultant (strategic investments since 1994.).
BETTY L. KRIKORIAN 70 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. since 2008. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.
BRUCE R. SPECA 57 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President —Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.
JAMES M. STOREY 82 yrs. old	Trustee (Since 1994)	Attorney, Solo Practitioner since 1994.
GEORGE J. SULLIVAN, JR. 70 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc. since April 1997.
OFFICERS
MICHAEL BEATTIE 48 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.
MICHAEL LAWSON 52 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2005)	Director, SEI Investments, Fund Accounting since July 2005.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust

3	Board Members oversee 34 funds in The Advisors’ Inner Circle Fund II.

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Other Directorships Held by Board Member/Trustee[4]

Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Trustee, Citizens Funds (1998 — 2006). Director, The FBR Rushmore Funds (2002 — 2005). Trustee, Diversified Investors Portfolios (2006 — 2008).

Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds.
Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds.
Trustee/Director of The Advisors’ Inner Circle Fund, Bishop Street Funds, U.S. Charitable Gift Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

Current Directorships: Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP, Adviser Managed Trust and New Coveneant Funds; member of the independent review committee for SEI’s Canadian-registered mutual funds

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.

None.
None.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
OFFICERS (continued)
RUSSELL EMERY 50 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust since March 2006. Director of Investment Product Management and Development, SEI Investments, since February 2003; Senior Investment Analyst — Equity Team, SEI Investments, from March 2000 to February 2003.
DIANNE M. DESCOTEAUX 36 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.
TIMOTHY D. BARTO 45 yrs. old	Vice President and Assistant Secretary (Since 1999)	General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor, and Vice President of the Distributor from 1999 to 2003.
JOHN MUNCH 42 yrs. old	Vice President and Assistant Secretary (Since 2012)	Attorney — SEI Investments.
EDWARD McCUSKER 29 yrs. old	Privacy Officer (Since 2013) AML Officer (Since 2013)	SEI’s Private Trust Company 2006-2008. SEI’s Private Banking 2008-2010. AML SEI Private Trust Company 2010-2011. AML Manager of SEI Investments 2011-2013. AML and Privacy Officer 2013.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust

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Other Directorships Held by Trustee

None
None
None
None
None

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

•  Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The ‘‘Expenses Paid During Period’’ column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the ‘‘Ending Account Value’’ number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under ‘‘Expenses Paid During Period.’’

•  Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the ‘‘Expenses Paid During Period’’ column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 02/01/13	Ending Account Value 07/31/13	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$955.80	2.57%	$12.461
Hypothetical 5% Return	$1,000.00	$1,012.05	2.57%	$12.82

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value or the period, multiplied by 181/365 (to reflect the one-half year period).

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NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders who do not have a July 31, 2013 taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2013 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended July 31, 2013, the Fund is designating the following items with regard to distributions paid during the period.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Interest Related Dividend(3)	Short Term Capital Gain Distributions(4)
14.74%	85.26%	100.00%	29.90%	39.06%	0.00%	100.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of ‘‘Qualifying Dividend Income’’ as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

The percentage in this column represents the amount of ‘‘Interest Related Dividend’’ as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(4)

The percentage in this column represents the amount of ‘‘Short-Term Capital Gain Dividends’’ as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

GRT Absolute Return Fund

P.O. Box 219009

Kansas City, MO 64121-9009

Investment Adviser:

GRT Capital Partners, L.L.C.

One Liberty Square

Floor 11

Boston, MA 02109

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

Independent Registered Public Accounting Firm:

Ernst & Young, LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

GRT-AR-002-0300

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“E&Y”) related to the Advisors’ Inner Circle Fund II (the “Trust”).

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

	2013			2012
	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees	$458,000	N/A	N/A	$444,500	N/A	N/A
(b) Audit- Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c) Tax Fees	$2,740	N/A	N/A	$3,062	N/A	N/A
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e) (1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e) (2) Percentage of fees billed to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2013	2012
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $13,240 and $12,962 for 2013 and 2012, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b)) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a) (1) Code of Ethics attached hereto.

(a) (2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: October 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: October 9 , 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and
Chief Financial Officer
Date: October 9 , 2013